Net interest income	12 Months Ended
Dec. 31, 2022
Net interest income [abstract]
Net interest income	20 Net interest income

Net interest income
in EUR million	2022	2021	2020		2022	2021	2020
Interest income on loans	18,440	13,914	15,624	Interest expense on deposits from banks	420	109	177
Interest income on financial assets at fair value through OCI	511	346	512	Interest expense on customer deposits	2,800	915	1,331
Interest income on debt securities at amortised cost	591	468	508	Interest expense on debt securities in issue	1,722	1,218	1,732
Interest income on non-trading derivatives (hedge accounting)	4,011	2,361	3,392	Interest expense on subordinated loans	648	571	612
Negative interest on liabilities	887	1,487	678	Negative interest on assets	285	572	353
Total interest income using effective interest rate method	24,439	18,577	20,715	Interest expense on non-trading derivatives (hedge accounting)	4,144	1,700	3,198
				Total interest expense using effective interest rate method	10,019	5,085	7,402
Interest income on financial assets at fair value through profit or loss	1,444	435	658
Interest income on non-trading derivatives (no hedge accounting)	2,390	2,025	1,154	Interest expense on financial liabilities at fair value through profit or loss	1,237	304	514
Interest income other	100	14	32	Interest expense on non-trading derivatives (no hedge accounting)	2,411	1,605	1,029
Total other interest income	3,934	2,474	1,843	Interest expense on lease liabilities	15	14	18
Total interest income	28,373	21,051	22,559	Interest expense other	98	43	44
				Total other interest expense	3,762	1,966	1,605
				Total interest expense	13,780	7,051	9,007

				Net interest income	14,593	14,000	13,552
Total net interest income amounts to EUR 14,593 million (2021: EUR 14,000 million). Net interest income was affected by reversing the hedge accounting impacts that are applied under EU ‘IAS 39 carve-out’ with an impact of EUR 836 million (2021: EUR 385 million). The net increase, without the IAS 39 carve out impact, is EUR 141 million. Despite a one-off impact related to credit moratoria in Poland (EUR -343 million), net interest income is increasing: a reflection of the changing interest rate environment which reprices faster on the asset side than the liability side of the balance sheet.
Negative interest on liabilities in 2022, amounting to EUR 887 million (2021: EUR 1,487 million) includes ECB funding rate benefit from the TLTRO III programme of EUR 314 million (2021: EUR 808 million).
As ING met the 2020-2021 TLTRO III lending growth targets, the funding rate for TLTRO III amounted -100 bps during the special interest periods between 24 June 2020 and 23 June 2022 (of which -50 bps was unconditional and -50 bps was conditional). As a result, -100 bps was the applicable TLTRO III rate throughout the entire 2021 and the first half of 2022 until 23 June 2022.
In October 2022, the ECB changed the terms of the unconditional interest related to the periods before and after the special interest periods. Interest rate before 24 June 2020 and from 23 June 2022 until 22 November 2022 is now based on the average Deposit Facility (DF) rate during the period between the draw down date until 22 November 2022. As ING participated in series 3, 4 and 7 of TLTRO III, 3 different average DF rates apply to those and comprised -37 bps, -36 bps and -29 bps, respectively.
Under the revised terms of TLTRO III, interest rate after 22 November 2022 until maturity is now based on the average DF rate during that period instead of the average DF rate for the whole life of TLTRO III, as it was contemplated previously. The DF rate was at 150 bps between 22 November 2022 and 21 December 2022 and at 200 bps thereafter until the end of 2022.
Interest income recognised in 2022 within ‘Negative interest on liabilities’ is based on the above updated terms of TLTRO.